SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

22.          SUBSEQUENT EVENTS

In January 2016, the Company invested in Shanghai Cold Chain Link Global International Logistic Co., Ltd. (“CCLG”), a company established in the PRC that is mainly engaged in cold chain logistics services, with total consideration payable of $3.1 million for 10% of equity interests in CCLG.